UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  February 15, 2002


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    33
Form 13F information Table Value Total:    $95,074

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Telephone & Telegraph COM              001957109     2721   150000 SH       SOLE                   150000
American Water Works Company,  COM              030411102     2948    70600 SH       SOLE                    70600
Bank Plus Corporation          COM              064446107      488    67300 SH       SOLE                    67300
C.R. Bard, Inc.                COM              067383109     6774   105030 SH       SOLE                   105030
CNA Surety Corporation         COM              12612L108     1596   102995 SH       SOLE                   102995
COR Therapeutics, Inc.         COM              217753102     3739   156250 SH       SOLE                   156250
Conectiv                       COM              206829103     3791   154800 SH       SOLE                   154800
Cooper Industries, Inc.        COM              216669101     4428   126800 SH       SOLE                   126800
CrossWorlds Software, Inc.     COM              22769P109     1139   244500 SH       SOLE                   244500
Dime Bancorp, Inc.             COM              25429Q102     5412   150000 SH       SOLE                   150000
Ecometry Corporation           COM              27900H106       40    15300 SH       SOLE                    15300
HotJobs.com, Ltd.              COM              441474103     2100   202100 SH       SOLE                   202100
Immunex Corporation            COM              452528102     4434   160000 SH       SOLE                   160000
Laser Vision Centers, Inc.     COM              51807H100      393   189700 SH       SOLE                   189700
Methanex Corporation           COM              59151K108     1967   355100 SH       SOLE                   355100
Noble Drilling Corporation     COM              655042109      851    25000 SH       SOLE                    25000
OfficeMax, Inc.                COM              67622M108     1483   329600 SH       SOLE                   329600
Orion Power Holdings, Inc.     COM              686286105     5609   214920 SH       SOLE                   214920
Petroleum Geo-Services ASA (PG COM              716597109     5031   632000 SH       SOLE                   632000
Pride International, Inc.      COM              74153Q102     1304    86345 SH       SOLE                    86345
Resource Bancshares Mortgage G COM              761197102     1254   109400 SH       SOLE                   109400
Royal Caribbean Cruises Ltd.   COM              V7780T103     2903   179200 SH       SOLE                   179200
Sage, Inc.                     COM              786632109     5624   151700 SH       SOLE                   151700
Security Capital Group Incorpo COM              81413P201     5264   207500 SH       SOLE                   207500
Siliconix Incorporated         COM              827079203     2372    86500 SH       SOLE                    86500
Statia Terminals Group NV      COM              N82345104     2296   127200 SH       SOLE                   127200
Storage USA, Inc.              COM              861907103     4210   100000 SH       SOLE                   100000
Telesp Celular Participacoes S COM              87952L108     1546   166915 SH       SOLE                   166915
The Reader's Digest Associatio COM              755267200      377    16830 SH       SOLE                    16830
Tyson Foods, Inc.              COM              902494103      458    39623 SH       SOLE                    39623
Ultramar Diamond Shamrock Corp COM              904000106     5261   103360 SH       SOLE                   103360
Westcoast Energy, Inc.         COM              95751D102     3092   117000 SH       SOLE                   117000
Willamette Industries, Inc.    COM              969133107     4170    80000 SH       SOLE                    80000